Fair Value Measurements - Measurement - Exchange Note (Details) - Exchange Note	Sep. 30, 2024 $ / shares Y	Jun. 24, 2024 Y $ / shares
Risk-free interest rate
Fair Value Measurements
Measurement input of notes payable	0.0391	0.0498
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	1.23	1.32
Volatility
Fair Value Measurements
Measurement input of notes payable	1.2000	1.1020
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	1.49	12.11
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.4560	0.4879